FINANCIAL RISK MANAGEMENT (Details 4) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]	Dec. 31, 2015
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	S/ 5,314,340	S/ 4,943,008		S/ 4,416,692		S/ 4,032,219
Optimistic [Member]
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	5,218,142
Base Case [Member]
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	5,308,346
Pessimistic [Member]
Disclosure of financial risks management [Line Items]
Allowance account for credit losses of financial assets	S/ 5,422,882

[1]	The movement in the allowance for loan losses for 2017 included the allowance for direct and indirect loans for approximately S/4,500.5 million y S/442.5 million, respectively (approximately S/4,207.1 million and S/209.6 million, respectively, for 2016). The allowance for indirect loan losses was included in “Other liabilities” of the consolidated statement of financial position, Note 12(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2017 and 2016 was established in accordance with IAS 39 and was sufficient to cover incurred losses on the loan portfolio.